PREFERRED STOCK (Q3) (Details) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 11, 2021	Sep. 17, 2021	Sep. 14, 2021	Feb. 28, 2020	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sales of Stock [Line Items]
Preferred stock, shares authorized (in shares)						50,000,000	50,000,000		50,000,000		50,000,000	50,000,000
Preferred stock, shares issued (in shares)						0					0	0
Preferred stock, shares outstanding (in shares)						0	2,000,000		2,000,000		0	0
Issuance of preferred stock, net									$ 47,570,374	$ 0
Payments of stock issuance costs									(946,914)	(981,748)	$ (1,205,317)	$ (1,716,672)
Accrued dividends						$ 705,596	$ 1,981,725	$ 2,135,815	$ 5,949,912	$ 9,595,208	$ 11,701,828	$ 10,585,519
Subsequent Event
Subsidiary, Sales of Stock [Line Items]
Accrued dividends				$ 620,788	$ 695,768
Series A Preferred Stock
Subsidiary, Sales of Stock [Line Items]
Preferred stock, shares authorized (in shares)							2,000,000		2,000,000
Preferred stock, shares issued (in shares)							2,000,000		2,000,000
Preferred stock, liquidation preference per share			$ 25.00
Sale of stock, price per share			$ 25.00
Preferred stock, discount on shares		$ 1,575,000
Payments of stock issuance costs		(854,626)
Preferred stock, dividend rate, percentage									7.375%
Preferred stock, dividends per share, declared									$ 1.84375
Preferred stock, redemption price per share							$ 25.00		25.00
Preferred stock, dividend rate, per-dollar-amount									2.34375
Cumulative dividends per quarter									$ 0.460938
Accrued dividends									$ 143,403
Series A Preferred Stock | Subsequent Event
Subsidiary, Sales of Stock [Line Items]
Dividends, preferred stock	$ 1,065,278
Series A Preferred Stock | Maximum
Subsidiary, Sales of Stock [Line Items]
Preferred stock, dividend rate, percentage									9.375%
Series A Preferred Stock | Dividend Rate
Subsidiary, Sales of Stock [Line Items]
Preferred stock, dividend rate, percentage									2.00%
Series A Preferred Stock | Primary Offering
Subsidiary, Sales of Stock [Line Items]
Shares sold in offering (in shares)			1,800,000
Common stock issued, consideration received on transaction		$ 50,000,000
Issuance of preferred stock, net									$ 47,570,374
Series A Preferred Stock | Over-Allotment Option
Subsidiary, Sales of Stock [Line Items]
Shares sold in offering (in shares)			200,000